Subsequent Events (Details) - USD ($)	1 Months Ended	6 Months Ended
	Aug. 15, 2018	Jun. 30, 2018	Aug. 13, 2018	Jul. 25, 2018	Jul. 24, 2018
Accounting Policies [Abstract]
Shares of Common Stock Issued	28,282,315
Common Stock issued for debt conversions	22,500,000
Common Stock Issued for Cash	5,782,315
Convertible Note Payable Executed			$ 157,500		$ 157,500
Term of Convertible Notes Payable		9 months
Fixed Conversion Rate of Convertible Notes Payable			0.80%		0.80%
Total Consideration paid for acquired assets				$ 230,000
Debt Forgiveness on note payable				80,000
Common Stock Cash Cosideration				75,000
Cash to be paid to owners				$ 75,000
Percent of Revenues		5.00%